Financial Liabilities at Amortised Cost - Narrative (Details) SFr in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2025 CLF	Dec. 31, 2025 CLP ($)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CLF	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 USD ($)
Financial Liabilities at Amortised Cost (Details) [Line Items]
Percentage of yearly interest yield	5.17%	5.17%	5.17%	5.17%	5.17%	5.18%	5.18%	5.18%
Placement of senior bonds	CLF 17,540,000	$ 328,550,000,000	SFr 140	¥ 14	$ 20,000,000	CLF 21,302,000	$ 145,550,000,000	$ 225,000,000
Bottom of range
Financial Liabilities at Amortised Cost (Details) [Line Items]
Range of maturities period	5 years	5 years	5 years	5 years	5 years
Top of range
Financial Liabilities at Amortised Cost (Details) [Line Items]
Range of maturities period	20 years	20 years	20 years	20 years	20 years